CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data	Total USD ($)	Total INR	Equity Shares USD ($)	Equity Shares INR	Additional Paid In Capital USD ($)	Additional Paid In Capital INR	Advance Received Pending Allotment of Shares INR	Retained Earnings USD ($)	Retained Earnings INR	Statutory Reserve USD ($)		Statutory Reserve INR		Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) INR	Total HDFC Bank Limited Shareholders Equity USD ($)	Total HDFC Bank Limited Shareholders Equity INR	Noncontrolling Interest USD ($)	Noncontrolling Interest INR
Beginning Balance at Mar. 31, 2013		470,377.9		4,758.8		259,966.3	221.5		132,773.3			70,269.0	[1]		485.4		468,474.3		1,903.6
Beginning Balance (in shares) at Mar. 31, 2013				2,379,419,030
Shares issued upon exercise of options (in shares)				11,829,130
Shares issued upon exercise of options		4,059.5		23.7		4,257.3	(221.5)										4,059.5
Share-based compensation		1,710.7				1,710.7											1,710.7
Dividends, including dividend tax		(15,382.3)							(15,382.3)								(15,382.3)
Change in ownership interest in subsidiary		(2,265.8)				(1,149.5)											(1,149.5)		(1,116.3)
Shares issued to non-controlling interest		140.4															0		140.4
Net income		34,517.4							34,511.6								34,511.6		5.8
Net change in accumulated other comprehensive income		(17,719.8)													(17,719.8)		(17,719.8)
Ending Balance at Sep. 30, 2013		475,438.0		4,782.5		264,784.8			151,902.6			70,269.0	[1]		(17,234.4)		474,504.5		933.5
Ending Balance (in shares) at Sep. 30, 2013				2,391,248,160
Beginning Balance at Mar. 31, 2014		533,000.7		4,798.1		271,709.6			175,105.9			91,883.5	[1]		(11,590.4)		531,906.7		1,094.0
Beginning Balance (in shares) at Mar. 31, 2014				2,399,050,435
Shares issued upon exercise of options (in shares)				15,271,720
Shares issued upon exercise of options		6,154.1		30.5		6,123.6											6,154.1
Share-based compensation		4,985.4				4,985.4											4,985.4
Dividends, including dividend tax		(19,300.7)							(19,300.7)								(19,300.7)
Change in ownership interest in subsidiary		(715.7)				(333.7)											(333.7)		(382.0)
Net income	694.6	43,006.6							42,976.5								42,976.5		30.1
Net change in accumulated other comprehensive income	119.6	7,406.7													7,406.7		7,406.7
Ending Balance at Sep. 30, 2014	$ 9,278.7	574,537.1	$ 78.0	4,828.6	$ 4,562.1	282,484.9		$ 3,210.3	198,781.7	$ 1,483.9	[1]	91,883.5	[1]	$ (67.6)	(4,183.7)	$ 9,266.7	573,795.0	$ 12.0	742.1
Ending Balance (in shares) at Sep. 30, 2014			2,414,322,155

[1]	In terms of local regulations, the Bank is required to transfer 25% of its profit after tax (Indian GAAP ) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval